Combined Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets:
Investment properties	$ 5,855,583	$ 4,457,899
Construction funds in escrow	8,402	16,767
Deferred tax assets	4,730	4,057
Fixed assets, net	3,290	2,119
Cross currency interest rate swap	28,676
Other assets	948	1,273
Total non-current assets	5,901,629	4,482,115
Current assets:
Other receivable		11,650
Accounts receivable	6,746	7,812
Income taxes receivable	915	315
Prepaid expenses and other	6,902	3,387
Cash and cash equivalents	831,280	298,677
Total assets	6,747,472	4,803,956
Non-current liabilities:
Unsecured debt, net	1,928,252	1,186,994
Cross currency interest rate swaps	97,311	30,365
Long-term portion of lease obligations	32,944	32,426
Deferred tax liabilities	392,841	320,972
Total non-current liabilities	2,451,348	1,570,757
Current liabilities:
Unsecured debt, net	249,870
Cross currency interest rate swaps	16,953
Deferred revenue	11,276	5,804
Accounts payable and accrued liabilities	61,197	50,183
Distributions payable	15,422	13,081
Short-term portion of lease obligations	829	619
Income taxes payable	18,373	15,402
Total liabilities	2,825,268	1,655,846
Equity:
Stapled unitholders' equity	3,920,069	3,146,143
Non-controlling interests	2,135	1,967
Total equity	3,922,204	3,148,110
Total liabilities and equity	$ 6,747,472	$ 4,803,956